Note 2: Summary of Significant Accounting Practices: Principles of Consolidation (Policies)	12 Months Ended
May 31, 2013
Policies
Principles of Consolidation

PRINCIPLES OF CONSOLIDATION

The Consolidated Financial Statements include the accounts of Xun Energy, Inc. and its subsidiaries. All significant intercompany accounts and transactions have been eliminated. The consolidated financial statements are presented in accordance with the accounting principles generally accepted in the United States.